INCOME TAX - Major Components of Income Tax (Benefits) Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current income tax charge	$ 489	$ 1,513	$ 2,798
Previously unrecognized tax loss or temporary difference used to reduce current income tax	0	0	(394)
Adjustments for current income tax of prior years	(58)	6	(694)
Total current income tax	431	1,519	1,710
Deferred tax expenses / (benefits):
Relating to origination and reversal of temporary differences	1,433	1,426	(1,284)
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(361)	(136)	(264)
Total deferred tax expenses/(benefits)	1,072	1,290	(1,548)
Income tax expenses reported in the income statement	1,503	2,809	162
Deferred tax related to items recognized in other comprehensive income during the year:
Recognized during the year	204	(15)	221
Effect of change in tax rate	0	0	0
Recognized during the year	(82)	(78)	377
Effect of change in tax rate	0	0	0
Income tax (benefit) expense charged to other comprehensive income (loss)	$ 122	$ (93)	$ 598